Share-based Compensation	12 Months Ended
Dec. 31, 2014
Share-based Compensation

Note 22. Share-based Compensation

The following table sets forth the total share-based compensation expense under the 2009 Option Plan, as amended and restated, and the share-based compensation expense related to the shares of the Company that the former owners of TuneUp received subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2012	2013	2014
Cost of revenue	$—	$(40)	$(58)
Research and development	(1,652)	(1,013)	(2,495)
Sales and marketing	(2,036)	(1,172)	(1,556)
General and administrative	(12,495)	(6,702)	(8,267)

Total	$(16,183)	$(8,927)	$(12,376)

Compensation costs related to employee share option and (market-)restricted stock units granted are based on the fair value of the options on the date of grant, net of estimated forfeitures. Management estimates the forfeiture rate based on analysis of actual forfeitures and management will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated by management, the Company may be required to record adjustments to share-based compensation expense in future periods. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Option Plan

The Option Plan was designed in order to grant options on ordinary shares in the capital of AVG Technologies N.V. to certain employees of the Company. The purpose of the Option Plan is to provide employees with an opportunity to participate directly in the growth of the value of the Company by receiving options for shares.

Each option converts into one ordinary share of AVG Technologies N.V. on exercise.

The Option Plan was initially approved and adopted by a General Meeting of Shareholders on June 8, 2009 and was subsequently amended and restated effective on October 1, 2009, June 30, 2010, March 11, 2011, September 29, 2011, January 30, 2012, May 7, 2013, and December 4, 2014. Currently, the Option Plan also includes a restricted stock unit/share plan.

The total number of shares in respect of which options and restricted stock units pool may be granted under the Option Plan is limited at 12,209,948. Options that lapse or are forfeited and restricted stock units that are forfeited are available to be granted again. Options and restricted stock units granted to members of the Management Board of the Company and the Supervisory Board require prior approval of the General Meeting of Shareholders. On June 19, 2013, the General Meeting authorized the Supervisory Board to grant up to a maximum of 500,000 options or restricted stock units in the aggregate in a year to members of the Management Board.

The vesting of certain restricted stock units granted to our CEO is subject to satisfaction of market based financial performance criteria, the market restricted share units. The market restricted stock units will vest if the average closing price of the Company’s shares on the New York Stock Exchange during a 30 consecutive trading day period exceeds 2.5 times the closing price of the shares on the Start Date, as defined in the RSU agreement, (the “Share Price Goal”), provided that (i) if the Share Price Goal is achieved prior to the first anniversary of the Start Date, the vesting shall occur on the first anniversary of the Start Date and (ii) the CEO remains employed through the applicable vesting date and has not provided a notice of termination as of the applicable vesting date.

Options and restricted stock units generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest quarterly thereafter, in equal portions during the remaining vesting period. The contractual life of all options is 10 years.

Participants have no voting rights with respect to shares represented by restricted stock units until the date of the issuance of such shares. Participants in the Restricted Stock Units Plan may, if the Supervisory Board of the Company so determines, be credited with dividend equivalents paid with respect to shares underlying a restricted stock unit award. Dividend equivalents shall be forfeited in the event that the restricted stock units with respect to which such dividend equivalents were credited are forfeited.

On June 30, 2011, the Supervisory Board approved an amendment to the Option Plan to remove performance-based vesting conditions on options, including for options that were granted but unvested at such time by splitting such options into two awards, one for two-thirds as many options (“Base options”) and another for one-third as many options (“Additional options”). The Base options remained subject to service period vesting requirements as per the terms of the original plan. The Additional options were granted on the date of occurrence of a listing with service period vesting requirements after such date. The amendment is accounted for as a share option modification. The modification resulted in no incremental share-based compensation expense.

Share option activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding – January 1, 2014	2,988,609	18.31	8.45	$22,152
Granted	1,034,870	19.01
Cancelled	—	—
Exercised	(201,142)	14.00
Expired	(145,426)	21.54
Forfeited	(435,400)	18.24
Repurchased	—	—

Outstanding – December 31, 2014	3,241,511	18.67	8.03	$7,097

Vested and expected to vest – December 31, 2014	3,089,811	18.62	7.98	$6,916
Exercisable – December 31, 2014	1,542,907	17.71	7.12	$4,836

(1)	Intrinsic value is calculated as the difference between the fair value of the Company’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional information regarding the Company’s share options outstanding as of December 31, 2014 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price Per Share
$0.01 – $5.00	—	—	$—
$5.00 – $12.00	113,161	4.44	7.78
$12.00 – $20.00	2,355,021	8.26	17.30
$20.00 – $25.72	773,329	7.86	24.41

Total	3,241,511	8.03	$18.67

Determining the fair value of share options

The fair value of each stock option award is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the historic average of the common stock of two peer companies and the Company’s historic stock price volatility over the expected term); the expected option life; the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bond with a maturity equal to the expected life of the option).

Since the Company is publicly traded on the New York Stock Exchange the fair value of the ordinary shares underlying the share options is determined based on the market price. Prior to that, the fair value has been determined by an unrelated party’s contemporaneous external valuation of the Company’s market value.

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2012	2013	2014
Risk free interest rate	0.65%	0.83%	1.23%
Weighted-average expected lives (years)	4.1	4.0	4.0
Volatility	39.86%	36.71%	39.56%
Weighted-average grant date fair value (per share)	5.29	5.91	6.61
Value Granted (total)	$10,622	$8,979	6,844
Number granted in year	2,007,851	1,519,080	1,034,870

As of December 31, 2014, total compensation cost related to unvested share options granted to employees not yet recognized was $5,007 net of estimated forfeitures. This cost will be amortized to expense over a weighted-average remaining period of 1.71 years and will be adjusted for subsequent changes in estimated forfeitures. In financial years 2012, 2013 and 2014, the Company, at its discretion, repurchased options at fair value held by a limited number of terminated employees in an amount of $919, $702 and nil, respectively. These amounts were charged to equity as the amounts paid did not exceed the fair value of the equity instruments repurchased at the repurchase date.

Market restricted stock units activity

The market restricted stock units will vest if the average closing price of the Company’s shares on the New York Stock Exchange during a 30 consecutive trading day period exceeds 2.5 times the closing price of the shares on the Start Date, as defined in the RSU agreement (the “Share Price Goal”), provided that (i) if the Share Price Goal is achieved prior to the first anniversary of the Start Date, the vesting shall occur on the first anniversary of the Start Date and (ii) continued service through the applicable vesting date and has not provided a notice of termination as of the applicable vesting date.

The following table summarizes market restricted stock units activity:

	Number of market restricted stock units outstanding	Weighted- average ordinary fair value per share at grant date
Outstanding – January 1, 2014	100,000	$5.56
Granted	—	—
Paid	—	—
Forfeited	—	—

Outstanding – December 31, 2014	100,000	$5.56

Determining the fair value of market restricted stock units activity

The fair value and requisite service period of the market RSU’s was calculated using the Monte Carlo method. The inputs for expected volatility, expected dividends, and risk-free rate used in estimating the fair value and requisite service period of the market RSU’s are the same as those used to calculate the fair value of options issued under the employee share option plan.

As of December 31, 2014, total compensation cost related to unvested market restricted share units granted to employees not yet recognized was $414 net of estimated forfeitures. This cost will be amortized to expense over a weighted-average requisition period of 2.5 years and will be adjusted for subsequent changes in fair value and forfeiture.

Restricted stock and restricted stock units activity

The following table summarizes restricted stock units activity:

	Number of restricted stock and restricted stock units outstanding	Weighted- average ordinary fair value per share at grant date
Outstanding – January 1, 2014	700,000	$20.38
Granted	300,000	19.21
Paid	(175,000)	20.38
Forfeited	—	—

Outstanding – December 31, 2014	825,000	$19.95

An aggregate of nil and 64,106 of the vested restricted stock units were withheld in payment of withholding tax obligations during 2013 and 2014, respectively. As of December 31, 2014, the unvested restricted stock is 75,000, which were included in the changes in current year’s treasury shares. As of December 31, 2014, total compensation cost related to unvested restricted stock and restricted stock units granted to employees not yet recognized was $8,083, net of forfeitures. This cost will be amortized to expense over a weighted-average remaining period of 2.5 years and will be adjusted for subsequent changes in estimated forfeitures.

Shares issued to the former owners of TuneUp

As part of the acquisition of TuneUp, the former owners of TuneUp were due to receive shares of AVG with, at acquisition date, a total fair value of €11.5 million subject to their continued employment with the Company and other vesting conditions.

On December 20, 2012, the Company entered into a modification to the original agreement with the former owners. As a result of this modification, the remaining unvested share-based compensation was accounted for as cash-settlement in the amount of €4.3 million or $5.7 million was to be paid in cash instead of shares. The cash will be settled in three installments that are due in January 2013, August 2013 and August 2014, for respectively €2.1 million, €1.1 million and €1.1 million.

In the fourth quarter of 2012, one of the former owners ceased employment, which triggered accelerated vesting under the modified terms of the award, and as a consequence, share-based compensation in the amount of €2.2 million or $2.9 million was expensed. In the first quarter of 2013, the second former owner ceased employment as well, hence the remaining share-based compensation in the amount of €2.0 million or $2.9 million was accelerated and expensed.

In financial year 2013 and 2014, the Company recognized compensation expense of $3,133 and nil, respectively, which were included in general and administrative expenses. As of December 31, 2013, the Company had a liability of $1,486 in relation to the cash-settlements as described above (Note 15), As of December 31, 2014, the Company had no outstanding liabilities related to the former owners of TuneUp.